CAPITAL STOCK	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 12. CAPITAL STOCK

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of December 31, 2014. Series A Convertible Preferred Stock is convertible on a one-for-one basis into Common Stock and has all of the voting rights that the holders of our Common Stock has.

There were 15,500,000 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2014. The Series B Convertible Preferred shares has all of the voting rights that the holders of our Common Stock, has voting power equal to 100 shares of Common Stock, and is convertible into shares of Common Stock on a 1-for-5.384325537 basis.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company. On April 23, 2013, we entered into a Share Exchange Agreement, by and among the Company, Edible Garden, and the holders of common stock of Edible Garden. Amy Almsteier, our majority shareholder, and officer and director, offered and sold 7,650,000 of her 12,500,000 shares of Series B Preferred Stock to the Former EG Principal Stockholders, each of whom acquired the Series B Preferred Stock on a pro-rata basis, based on their respective percentage of equity interest in Edible Garden immediately prior to the consummation of the Share Exchange Agreement.

Common Stock

The Company has authorized 350 million shares of Common Stock with $0.001 par value, of which there were issued and outstanding 197,532,892 as of December 31, 2014.